LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED FEBRUARY 4, 2016

TO THE SUMMARY PROSPECTUSES, PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS LISTED IN SCHEDULE A

The following information supplements the Summary Prospectus, Prospectus and Statement of Additional Information of each fund listed in Schedule A:

Effective April 1, 2016, QS Investors, LLC (“QS Investors”) will become a subadviser, and QS Batterymarch Financial Management, Inc. (“QS Batterymarch”) will cease to be a subadviser, to the fund. The same portfolio managers will continue to serve the fund. QS Investors and QS Batterymarch are wholly-owned subsidiaries of Legg Mason, Inc. As of December 31, 2015, QS Investors had assets under management of approximately $23.7 billion, representing the combined assets of QS Investors, QS Batterymarch and QS Legg Mason Global Asset Allocation, LLC (“QS LMGAA”). QS Batterymarch and QS LMGAA will be combined with QS Investors as of April 1, 2016.

Legg Mason Partners Fund Advisor, LLC will remain the fund’s investment manager, and Western Asset Management Company will remain a subadviser to the fund.

Effective April 1, 2016, the names of each of the funds listed in Schedule A will change as set forth below:

Current Name	New Name
Legg Mason Global Asset Management Trust
QS Batterymarch Emerging Markets Fund	QS Emerging Markets Fund
QS Batterymarch International Equity Fund	QS International Equity Fund
QS Batterymarch U.S. Small Capitalization Equity Fund	QS U.S. Small Capitalization Equity Fund

Legg Mason Partners Equity Trust
QS Batterymarch Global Dividend Fund	QS Global Dividend Fund
QS Batterymarch Global Equity Fund	QS Global Equity Fund
QS Batterymarch International Dividend Fund	QS International Dividend Fund
QS Batterymarch S&P 500 Index Fund	QS S&P 500 Index Fund
QS Batterymarch U.S. Large Cap Equity Fund	QS U.S. Large Cap Equity Fund

SCHEDULE A

Fund	Date of Summary Prospectus, Prospectus and Statement of Additional Information
Legg Mason Global Asset Management Trust
QS Batterymarch Emerging Markets Fund	February 1, 2016
QS Batterymarch International Equity Fund	February 1, 2016
QS Batterymarch U.S. Small Capitalization Equity Fund	May 1, 2015

Legg Mason Partners Equity Trust
QS Batterymarch Global Dividend Fund	February 1, 2016
QS Batterymarch Global Equity Fund	March 1, 2015
QS Batterymarch International Dividend Fund	February 1, 2016
QS Batterymarch S&P 500 Index Fund	February 1, 2016
QS Batterymarch U.S. Large Cap Equity Fund	March 31, 2015

Please retain this supplement for future reference.

QSIN231952